Contents of Significant Accounts - Summary of Derecognized Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Assets
Cash and cash equivalents	$ 173,818,777	$ 5,656,322	$ 132,622,131	$ 4,315,722	$ 94,048,036	$ 95,492,477
Other current assets	3,504,849	114,053	2,988,182
Total assets	524,645,583	17,072,750	450,955,341
Liabilities
Other payables	(31,279,208)	(1,017,872)	(21,417,215)
Liabilities	(201,834,635)	$ (6,568,000)	$ (186,580,294)
NEXPOWER TECHNOLOGY CORP. (NEXPOWER) [member]
Assets
Cash and cash equivalents	776,586
Other current assets	18
Total assets	776,604
Liabilities
Other payables	(194)
Liabilities	(194)
Net assets of the deconsolidation	$ 776,410